Production costs by nature	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Production costs by nature	Production costs by nature

	2024	2023
	$	$

Raw materials and consumables	491,855	488,965
Salaries and employee benefits	134,938	128,090
Contractors	92,225	90,488
Equipment rental	1,949	2,786
Other	49,807	52,286
Change in inventories	4,444	(6,272)
Capitalized to mining interests	(93,390)	(140,146)
	681,828	616,197

Salaries and employee benefits expense included in general and administrative costs were $29 million for the year ended December 31, 2024 (2023 - $28 million).